Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

As of September 30, 2025 and 2024, accounts receivable consisted of the following:

	As of September 30,
	2025	2024
Accounts receivable	$10,159,717	$11,136,130
Allowance for credit loss	(1,113,046)	(479,698)
Accounts receivable, net	$9,046,671	$10,656,432

The movements in the allowance for account receivable for the fiscal years ended September 30, 2025 and 2024 were as follows:

	For the years ended September 30,
	2025	2024
Balance at beginning of the period	$479,698	$143,115
Additions through expect credit loss	634,168	322,346
Effects of currency translation	(820)	14,237
Balance at end of the period	$1,113,046	$479,698

As of September 30, 2025 and 2024, accounts receivable, net amounts were $9,046,671 and $10,656,432, respectively. During the year ended September 30, 2025, the aging of accounts receivable deteriorated as balances increased across older aging classes, reflecting slower collections in the current economic environment. Based on historical credit loss experience and forward-looking adjustments, management applied higher expected credit loss rates to reflect the increased credit risk.